Statements of Operations (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
SERIES A
Limited Partners' Capital Account [Line Items]
Weighted average number of units outstanding	24,400.48	25,971.98
SERIES B
Limited Partners' Capital Account [Line Items]
Weighted average number of units outstanding	27,843.37	34,214.30